SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency risk and Convenience translation (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and time deposits	$ 51,351	$ 26,545
Exchange rate used for translations of balances	6.8972